Compensation of the Management Board and the supervisory board - Compensation of the Supervisory Board (Details) - Members of Supervisory Board - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Total - long-term incentives	€ 773,000	€ 876,000
Fixed compensation	361,000	409,000
Compensation to Audit Committee	148,000	185,000
Variable performance-related compensation	264,000	282,000
Attendance fees	3,500	0
General Partner
Disclosure of transactions between related parties [line items]
Total - long-term incentives	1,110,000	1,039,000
Fixed compensation	402,000	357,000
Compensation to Audit Committee	428,000	447,000
Variable performance-related compensation	€ 280,000	€ 235,000